Share-based awards - Schedule of Non-cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 17,517	$ 100,191	$ 55,703	$ 114,791
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	6,285	8,787	17,117	13,822
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	11,232	17,568	38,586	27,133
Transaction and integration-related expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 0	$ 73,836	$ 0	$ 73,836